ALLOWANCE FOR DOUBTFUL ACCOUNTS	12 Months Ended
Dec. 31, 2012
ALLOWANCE FOR DOUBTFUL ACCOUNTS
ALLOWANCE FOR DOUBTFUL ACCOUNTS

4. ALLOWANCE FOR DOUBTFUL ACCOUNTS

        Allowance for doubtful accounts are comprised of allowances for accounts receivable, trade and advances to suppliers.

        An analysis of allowances for accounts receivable, trade for the years ended December 31, 2010, 2011 and 2012 is as follows:

	2010	2011	2012
	$	$	$
Beginning of the year	18,029,440	7,956,036	9,505,481
Allowances made (reversed) during the year	(10,082,718)	6,552,926	43,240,595
Accounts written-off against allowances	—	(5,053,538)	(5,325,908)
Foreign exchange effect	9,314	50,057	162,049

Closing balance	7,956,036	9,505,481	47,582,217

        In 2010 an allowance for doubtful accounts receivable was reversed by $10,082,718; and in 2011 and 2012, allowance for doubtful accounts receivable was accrued by $6,552,926 and $43,240,595, respectively. The significant increase in allowance during 2012 was caused by specific provision for specific identified customers, including $18.7 million allowance for doubtful accounts receivable from a Chinese company, and $15.3 million allowance for doubtful accounts receivable from other specifically identified customers after reviewing the likelihood of collection from those customers.

        An analysis of allowances for advances to suppliers for the years ended December 31, 2010, 2011 and 2012 is as follows:

	2010	2011	2012
	$	$	$
Beginning of the year	10,985,195	19,389,542	38,123,721
Allowances made during the year	10,239,858	17,728,681	370,622
Accounts written-off against allowances	(2,205,848)	—	—
Foreign exchange effect	370,337	1,005,498	51,144

Closing balance	19,389,542	38,123,721	38,545,487